RESTRICTED CASH	12 Months Ended
Dec. 31, 2023
RESTRICTED CASH
RESTRICTED CASH

5.RESTRICTED CASH

Restricted cash mainly represented cash deposits pledged as security for the proceeds from specialized bank borrowings for hospital construction and commercial acceptance bill. Balance of restricted cash was RMB1,060 and RMB32,280 (US$4,547) as of December 31, 2022 and 2023, respectively.